Significant Contingencies and Unrecognized Contract Commitments	12 Months Ended
Dec. 31, 2017
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Significant Contingencies and Unrecognized Contract Commitments
9.	SIGNIFICANT CONTINGENCIES AND UNRECOGNIZED CONTRACT COMMITMENTS

(1)	As of December 31, 2017, amounts available under unused letters of credit for importing machinery and equipment was NT$0.7 billion.

(2)	The Company entered into several patent license agreements and development contracts of intellectual property for a total contract amount of approximately NT$12 billion. As of December 31, 2017, the portion of royalties and development fees not yet recognized was NT$0.9 billion.

(3)	The Company entered into several construction contracts for the expansion of its operations. As of December 31, 2017, these construction contracts amounted to approximately NT$3.7 billion and the portion of the contracts not yet recognized was approximately NT$0.6 billion.

(4)	The Company entered into several operating lease contracts for land and office. These renewable operating leases will expire in various years through 2038. Future minimum lease payments under those leases are as follows:

Year	As of December 31, 2017
NT$
(In Thousands)
2018	$362,929
2019	352,100
2020	327,725
2021	314,224
2022	317,854
2023 and thereafter	3,063,106

Total	$4,737,938

(5)	The Board of Directors of UMC resolved in October 2014 to participate in a 3-way agreement with Xiamen Municipal People’s Government and FUJIAN ELECTRONIC & INFORMATION GROUP to form a company which will focus on 12’’ wafer foundry services. Based on the agreement, UMC submitted an investment application with R.O.C. government authorities for approval to invest in the company established by Xiamen Municipal People’s Government and FUJIAN ELECTRONIC & INFORMATION GROUP. The Company anticipates that its investment could reach approximately US$1.4 billion by 2020, with instalment funding starting in 2015. As of December 31, 2017, UMC obtained R.O.C. government authority’s approval of the investment application for US$1.3 billion (including indirect investment). In January 2015, the Company obtained control over the investee, USC, by acquiring more than half of the seats of the Board of Directors. As of December 31, 2017, the Company’s investment of RMB¥4.6 billion in USC represented ownership interest of 51.02%. Furthermore, based on the agreement, UMC is committed to repurchase from the other investors’ investments in USC at their original investment cost plus interest, beginning from the seventh year following the last instalment payment made by the other investors. Accordingly, the Company recognizes non-controlling interests as required by IFRS 10 during the reporting period. At the end of each reporting period, the Company recognizes a financial liability for its commitment to the other investors in accordance with IAS 39, at the same time derecognizing the non-controlling interests. Any difference between the financial liability and the non-controlling interests balance is recognized in equity.

(6)	On July 1, 2016, INTERNATIONAL BUSINESS MACHINES CORPORATION (IBM) filed a complaint in the United States District Court for the Southern District of New York accusing that UMC did not pay the technology license fees in accordance with the technology license agreement and claimed US$10 million with interest of 12% per annum. UMC is appealing an unfavorable judgment issued on September 15, 2017 by the United States District Court of Southern District of New York for the subject matter. The Company does not expect material adverse financial impact resulting from this claim.

(7)	In 2017, the Taichung District Prosecutors Office requested the local court to impose a fine to the Company based on the allegation of misappropriation of trade secret of Micron Technology Inc. (“Micron”). In addition, Micron Technology Inc. filed a civil lawsuit against the Company with the District Court of Northern District of California for the similar cause. On January 12, 2018, the Company filed counterclaims against Micron with the Fuzhou Intermediate People’s Court against, among others, Micron (Xi’an) Co., Ltd. and Micron (Shanghai) Trading Co., Ltd. for patent infringement. These cases are currently in progress and the Company cannot make a reliable estimate of the contingent liability at this time.